Events after the balance sheet date	6 Months Ended
Jun. 30, 2026
Events After Reporting Period [Abstract]
Events after the balance sheet date	16Events after the balance sheet date
On 10 July 2026, HSBC Latin America Holdings (UK) Limited completed the sale of HSBC Bank (Uruguay) S.A. to a subsidiary of BTG Pactual
Holding SA. Prior to their derecognition at completion, as at 30 June 2026, the balances that were classified as held for sale were $2.3bn in assets and $2.1bn in liabilities. On completion, we recycled immaterial foreign currency translation and other reserves losses to the income statement.
On 24 July 2026, HSBC Insurance (Asia Pacific) Holdings Limited, an indirect wholly-owned subsidiary of HSBC Holdings plc, entered into an agreement to sell its Singapore insurance business, HSBC Life (Singapore) Pte. Ltd, to Allianz Asia Holdings Pte. Ltd. The transaction, which remains subject to regulatory approval, is expected to generate an estimated pre-tax gain on disposal of $1.8bn at the HSBC Group consolidated level, inclusive of related transaction and migration costs, goodwill write-off and recycling of foreign currency translation reserves, which will be recognised largely upon completion, expected in the first half of 2027.
On 31 July 2026, HSBC Bank Australia Limited (‘HSBC Australia’), an indirect wholly-owned subsidiary of HSBC Holdings plc, entered into an agreement to sell its portfolio of home and personal loans to Virgo BidCo Pty Ltd, an entity wholly-owned by funds managed by affiliates of
Blackstone Inc. The disposal group, comprising $25.3bn in assets at 30 June 2026, is expected to be classified as held for sale in the third quarter of 2026. The transaction, which remains subject to regulatory and competition approvals, is expected to complete in the first half of 2027, and to generate an immaterial loss, inclusive of related costs and write-offs. The remainder of HSBC Australia’s retail banking business will be wound down in a phased manner over the next 18 months. HSBC Australia’s CIB, Asset Management and Private Banking businesses will be consolidated into The Hongkong and Shanghai Banking Corporation Limited Sydney Branch, subject to regulatory approval, simplifying HSBC’s entity footprint.
We expect to incur $0.3bn in associated restructuring costs and write-offs. Following disposal and wind-down actions, including the transfer of certain mortgage securitisation-related roles held by HSBC Australia, cumulative foreign currency translation reserves are expected to be recycled to the income statement. As at 30 June 2026, foreign currency translation reserve losses stood at $0.3bn.
On 2 August 2026, HSBC Bank Egypt S.A.E., an indirect subsidiary of HSBC Holdings plc, entered into a binding agreement to sell its retail banking business to Emirates NBD Egypt (S.A.E), a direct subsidiary of Emirates NBD Bank PJSC. The transaction, which remains subject to regulatory approval, is expected to complete in the second half of 2027 and to generate an estimated pre-tax gain of $0.3bn, inclusive of related transaction and migration costs and write-offs, that will be recognised largely upon completion. The disposal group, comprising $0.4bn in assets and $2.8bn in liabilities at 30 June 2026, is expected to be classified as held for sale in the third quarter of 2026.
A second interim dividend for 2026 of $0.10 per ordinary share in respect of the financial year ending 31 December 2026 was approved by the
Directors on 4 August 2026, as described in Note 3. On 4 August 2026, HSBC Holdings announced its intention to initiate a share buy-back to purchase its ordinary shares up to a maximum consideration of $1bn, which is expected to commence shortly after the release of our 1H26 results and complete by our third quarter 2026 results announcement.